Information Related to Derivative Amounts Recognized in Income (Detail) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Sep. 30, 2014 Interest rate derivatives USD ($)	Sep. 30, 2014 Interest rate derivatives INR	Sep. 30, 2013 Interest rate derivatives INR	Sep. 30, 2014 Currency options USD ($)	Sep. 30, 2014 Currency options INR	Sep. 30, 2013 Currency options INR	Sep. 30, 2014 Currency swaps USD ($)	Sep. 30, 2014 Currency swaps INR	Sep. 30, 2013 Currency swaps INR	Sep. 30, 2014 Forward exchange contracts USD ($)	Sep. 30, 2014 Forward exchange contracts INR	Sep. 30, 2013 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	$ (12.5)	(774.1)	4,575.5	$ 3.6	222.5	(899.3)	$ (7.7)	(477.8)	327.2	$ 16.4	1,015.6	1,696.2	$ (24.8)	(1,534.4)	3,451.4